1242605

FORM D

03021916

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL	
OMB Number:	3235-0076
Expires:	May 31, 2005
Estimated average burden hours per response	16.00

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Atlas America Series 24-2003(B) Ltd.

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

JUN 16 2003

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Atlas America Series 24-2003(B) Ltd.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
311 Rouser Road, Moon Township, PA 15108	(412) 262-2830
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) N/A	Telephone Number (Including Area Code) N/A

Brief Description of Business

Oil and Gas exploration and development by drilling development wells.

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

PROCESSED
JUN 17 2003
THOMSON FINANCIAL

Actual or Estimated Date of Incorporation or Organization: Month 0 2 Year 0 3 ☒ Actual ☐ Estimated
Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:
Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Since a determination of who is a promoter is a question of fact, the persons are listed on page 2 as promoters without admitting or denying such status.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Atlas Resources, Inc.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Kotek, Freddie M.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Staines, Michael L.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Carolas, Frank P.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Simmons, Jeffrey C.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Hartzell, Michael G.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

McGurk, Nancy J.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

Since a determination of who is a promoter is a question of fact, the persons are listed on page 2 as promoters without admitting or denying such status.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Hollander, Jack L.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Laughlin, Donald R.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Bleichmar, Marci F.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☒ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Black, Karen A.
Full Name (Last name first, if individual)

311 Rouser Road, Moon Township, PA 15108
Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

8150 N. Central Expressway, M-1000, Dallas, TX 75206

Name of Associated Broker or Dealer

1st Global Capital Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [X] All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

7315 Wisconsin Avenue, Bethesda, MD 20814

Name of Associated Broker or Dealer

Advisors Group, Inc. (The)

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[ ] AL	[✓] AK	[✓] AZ	[✓] AR	[✓] CA	[✓] CO	[✓] CT	[✓] DE	[✓] DC	[✓] FL	[✓] GA	[✓] HI	[✓] ID
[✓] IL	[✓] IN	[✓] IA	[✓] KS	[✓] KY	[✓] LA	[✓] ME	[✓] MD	[✓] MA	[✓] MI	[✓] MN	[✓] MS	[✓] MO
[✓] MT	[✓] NE	[✓] NV	[✓] NH	[✓] NJ	[ ] NM	[✓] NY	[✓] NC	[✓] ND	[✓] OH	[✓] OK	[✓] OR	[✓] PA
[ ] RI	[✓] SC	[✓] SD	[✓] TN	[✓] TX	[✓] UT	[✓] VT	[✓] VA	[✓] WA	[✓] WV	[✓] WI	[✓] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

5920 Nall Avenue, Suite 203, Shawnee Mission, KS 66202

Name of Associated Broker or Dealer

Archer Alexander Securities Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[✓] AL	[ ] AK	[✓] AZ	[✓] AR	[✓] CA	[✓] CO	[✓] CT	[✓] DE	[✓] DC	[✓] FL	[✓] GA	[✓] HI	[✓] ID
[✓] IL	[✓] IN	[✓] IA	[✓] KS	[✓] KY	[✓] LA	[✓] ME	[✓] MD	[✓] MA	[✓] MI	[✓] MN	[✓] MS	[✓] MO
[✓] MT	[✓] NE	[✓] NV	[✓] NH	[✓] NJ	[✓] NM	[✓] NY	[✓] NC	[✓] ND	[✓] OH	[✓] OK	[✓] OR	[✓] PA
[✓] RI	[✓] SC	[✓] SD	[ ] TN	[✓] TX	[✓] UT	[✓] VT	[✓] VA	[✓] WA	[✓] WV	[✓] WI	[✓] WY	[ ] PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[x]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[x]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

311 Rouser Road, Coraopolis, PA 15108

Name of Associated Broker or Dealer

Anthem Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[x] AL	[x] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[x] DE	[x] DC	[x] FL	[x] GA	[x] HI	[x] ID
[x] IL	[x] IN	[x] IA	[x] KS	[x] KY	[x] LA	[x] ME	[x] MD	[x] MA	[x] MI	[ ] MN	[x] MS	[x] MO
[x] MT	[x] NE	[x] NV	[ ] NH	[x] NJ	[x] NM	[x] NY	[x] NC	[x] ND	[x] OH	[x] OK	[x] OR	[x] PA
[x] RI	[x] SC	[x] SD	[x] TN	[x] TX	[x] UT	[x] VT	[x] VA	[x] WA	[x] WV	[x] WI	[x] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

510 Broadhollow Road, Suite 306, Melville, NY 11747

Name of Associated Broker or Dealer

Basic Investors, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[x] AL	[x] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[x] DE	[ ] DC	[x] FL	[x] GA	[x] HI	[ ] ID
[x] IL	[x] IN	[x] IA	[x] KS	[x] KY	[x] LA	[ ] ME	[x] MD	[x] MA	[x] MI	[x] MN	[x] MS	[x] MO
[ ] MT	[x] NE	[x] NV	[ ] NH	[x] NJ	[x] NM	[x] NY	[x] NC	[ ] ND	[x] OH	[x] OK	[x] OR	[x] PA
[x] RI	[x] SC	[ ] SD	[x] TN	[x] TX	[x] UT	[ ] VT	[x] VA	[x] WA	[x] WV	[x] WI	[ ] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

14500 N. Northsight Blvd, Suite 101, Scottsdale, AZ 85260

Name of Associated Broker or Dealer

Berry-Shino Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[x] AL	[ ] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[x] DE	[x] DC	[x] FL	[x] GA	[x] HI	[x] ID
[x] IL	[x] IN	[x] IA	[x] KS	[x] KY	[x] LA	[ ] ME	[x] MD	[x] MA	[x] MI	[x] MN	[x] MS	[x] MO
[ ] MT	[x] NE	[x] NV	[x] NH	[x] NJ	[x] NM	[x] NY	[x] NC	[ ] ND	[x] OH	[x] OK	[x] OR	[x] PA
[x] RI	[x] SC	[x] SD	[ ] TN	[x] TX	[x] UT	[ ] VT	[x] VA	[x] WA	[x] WV	[x] WI	[x] WY	[ ] PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

2361 Campus Drive, Suite 210, Irvine, CA 92612

Name of Associated Broker or Dealer

Brookstreet Securities Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [X] All States

[ ] AL	[ ] AK	[ ] AZ	[ ] AR	[ ] CA	[ ] CO	[ ] CT	[ ] DE	[ ] DC	[ ] FL	[ ] GA	[ ] HI	[ ] ID
[ ] IL	[ ] IN	[ ] IA	[ ] KS	[ ] KY	[ ] LA	[ ] ME	[ ] MD	[ ] MA	[ ] MI	[ ] MN	[ ] MS	[ ] MO
[ ] MT	[ ] NE	[ ] NV	[ ] NH	[ ] NJ	[ ] NM	[ ] NY	[ ] NC	[ ] ND	[ ] OH	[ ] OK	[ ] OR	[ ] PA
[ ] RI	[ ] SC	[ ] SD	[ ] TN	[ ] TX	[ ] UT	[ ] VT	[ ] VA	[ ] WA	[ ] WV	[ ] WI	[ ] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

393 Vanadium Road, Pittsburgh, PA 15243

Name of Associated Broker or Dealer

Bryan Funding, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[ ] AL	[ ] AK	[ ] AZ	[ ] AR	[ ] CA	[ ] CO	[ ] CT	[ ] DE	[ ] DC	[ ] FL	[ ] GA	[ ] HI	[ ] ID
[ ] IL	[ ] IN	[ ] IA	[ ] KS	[ ] KY	[ ] LA	[ ] ME	[ ] MD	[ ] MA	[ ] MI	[X] MN	[ ] MS	[ ] MO
[ ] MT	[ ] NE	[ ] NV	[X] NH	[ ] NJ	[ ] NM	[ ] NY	[ ] NC	[ ] ND	[ ] OH	[ ] OK	[ ] OR	[ ] PA
[ ] RI	[ ] SC	[ ] SD	[ ] TN	[ ] TX	[ ] UT	[ ] VT	[ ] VA	[ ] WA	[ ] WV	[ ] WI	[ ] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

110 West Fayette Street, 5th Floor, Syracuse, NY 13202

Name of Associated Broker or Dealer

Cadaret Grant & Co., Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[X] AL	[ ] AK	[X] AZ	[X] AR	[X] CA	[X] CO	[X] CT	[X] DE	[X] DC	[X] FL	[X] GA	[X] HI	[X] ID
[X] IL	[X] IN	[X] IA	[X] KS	[X] KY	[X] LA	[X] ME	[X] MD	[X] MA	[X] MI	[X] MN	[X] MS	[X] MO
[X] MT	[X] NE	[X] NV	[X] NH	[X] NJ	[X] NM	[X] NY	[X] NC	[X] ND	[X] OH	[X] OK	[X] OR	[X] PA
[X] RI	[X] SC	[X] SD	[X] TN	[X] TX	[X] UT	[X] VT	[X] VA	[X] WA	[X] WV	[X] WI	[X] WY	[ ] PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. *Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any* commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

56 E. Burlington Avenue, Fairfield, IA 52556

Name of Associated Broker or Dealer

Cambridge Investment Research, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

17780 Preston Road, #100, Dallas, TX 75252

Name of Associated Broker or Dealer

Cambridge Legacy Securities, L.L.C.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	[X] AZ	[X] AR	[X] CA	[X] CO	CT	DE	DC	[X] FL	GA	HI	[X] ID
[X] IL	[X] IN	[X] IA	KS	KY	LA	ME	[X] MD	MA	[X] MI	MN	MS	MO
MT	NE	NV	NH	[X] NJ	NM	[X] NY	[X] NC	ND	OH	[X] OK	[X] OR	[X] PA
RI	SC	SD	[X] TN	[X] TX	UT	VT	[X] VA	[X] WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

405 E. Lexington Avenue, Suite 201, El Cajon, CA 92020

Name of Associated Broker or Dealer

Capital Growth Resources

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	[X] AZ	AR	[X] CA	[X] CO	[X] CT	DE	DC	[X] FL	GA	[X] HI	ID
[X] IL	[X] IN	IA	KS	KY	[X] LA	ME	MD	MA	[X] MI	[X] MN	MS	MO
MT	NE	[X] NV	NH	NJ	[X] NM	[X] NY	[X] NC	ND	OH	[X] OK	[X] OR	[X] PA
RI	SC	[X] SD	[X] TN	[X] TX	[X] UT	VT	VA	[X] WA	[X] WV	[X] WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

CCH S20628 0630

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

17 Glenwood Ave., Raleigh, NC 27603

Name of Associated Broker or Dealer

Capital Investment Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

☒ AL	☒ AK	☒ AZ	☒ AR	☒ CA	☒ CO	☒ CT	☒ DE	☒ DC	☒ FL	☒ GA	HI	☒ ID
☒ IL	☒ IN	☒ IA	☒ KS	☒ KY	☒ LA	☒ ME	☒ MD	☒ MA	☒ MI	☒ MN	☒ MS	☒ MO
☒ MT	☒ NE	☒ NV	☒ NH	☒ NJ	☒ NM	☒ NY	☒ NC	☒ ND	☒ OH	☒ OK	☒ OR	☒ PA
☒ RI	☒ SC	☒ SD	☒ TN	☒ TX	☒ UT	☒ VT	☒ VA	☒ WA	☒ WV	☒ WI	☒ WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

437 Chestnut Street, Suite 608, Philadelphia, PA 19106-3912

Name of Associated Broker or Dealer

Capital Strategies Limited

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

AL	AK	AZ	AR	CA	CO	☒ CT	☒ DE	☒ DC	☒ FL	☒ GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	☒ MD	☒ MA	MI	MN	MS	MO
MT	NE	☒ NV	NH	☒ NJ	NM	☒ NY	☒ NC	ND	OH	OK	OR	☒ PA
RI	SC	SD	TN	☒ TX	UT	VT	☒ VA	WA	☒ WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

211 N. Robinson Ave, Suite 200, Oklahoma City, OK 73102

Name of Associated Broker or Dealer

Capital West Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

☒ AL	☒ AK	☒ AZ	☒ AR	☒ CA	☒ CO	☒ CT	DE	DC	☒ FL	☒ GA	HI	☒ ID
☒ IL	☒ IN	☒ IA	☒ KS	☒ KY	☒ LA	ME	☒ MD	☒ MA	☒ MI	☒ MN	☒ MS	☒ MO
☒ MT	☒ NE	☒ NV	NH	☒ NJ	☒ NM	☒ NY	☒ NC	☒ ND	☒ OH	☒ OK	☒ OR	☒ PA
☒ RI	☒ SC	☒ SD	☒ TN	☒ TX	☒ UT	VT	☒ VA	☒ WA	☒ WV	☒ WI	☒ WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

8080 East Central, Suite 200, Wichita, KS 67206

Name of Associated Broker or Dealer

Carey, Thomas, Hoover & Breault, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ ✓	AR ✓	CA ✓	CO ✓	CT	DE	DC	FL ✓	GA ✓	HI	ID ✓
IL	IN	IA	KS ✓	KY	LA	ME	MD	MA	MI	MN	MS	MO ✓
MT	NE ✓	NV	NH	NJ ✓	NM ✓	NY ✓	NC	ND	OH ✓	OK ✓	OR ✓	PA
RI	SC	SD	TN	TX ✓	UT	VT	VA ✓	WA	WV	WI	WY ✓	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

1876 Waycross Road, Cincinnati, OH 45240

Name of Associated Broker or Dealer

Carillon Investments, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

7701 E. Kellogg, Suite 700, Wichita, KS 67207

Name of Associated Broker or Dealer

Cooper Malone Mc Clain, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL ✓	AK	AZ ✓	AR ✓	CA ✓	CO ✓	CT	DE	DC	FL ✓	GA	HI	ID
IL	IN	IA ✓	KS ✓	KY	LA	ME	MD	MA	MI	MN ✓	MS	MO ✓
MT	NE ✓	NV ✓	NH	NJ	NM ✓	NY	NC	ND	OH	OK ✓	OR	PA
RI	SC	SD	TN	TX ✓	UT	VT	VA ✓	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

13355 Noel Road, #1300, Dallas, TX 75240

Name of Associated Broker or Dealer

Cullum & Burks Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	[X] AZ	[X] AR	[X] CA	[X] CO	[X] CT	DE	[X] DC	[X] FL	[X] GA	HI	[X] ID
[X] IL	IN	[X] IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

2121 East Pacific Coast Hwy, Ste 210, Corona Del Mar, CA 92625

Name of Associated Broker or Dealer

Diversified Global Capital Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[X] AL	AK	[X] AZ	AR	[X] CA	[X] CO	[X] CT	DE	DC	[X] FL	GA	HI	ID
[X] IL	IN	IA	[X] KS	KY	[X] LA	ME	[X] MD	[X] MA	[X] MI	[X] MN	MS	[X] MO
MT	[X] NE	[X] NV	NH	[X] NJ	NM	[X] NY	NC	ND	OH	[X] OK	OR	[X] PA
RI	SC	SD	TN	[X] TX	[X] UT	VT	[X] VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

4243 Dunwoody Club Drive, Suite 200, Atlanta, GA 30350

Name of Associated Broker or Dealer

Dunwoody Brokerage Services, Inc

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[X] AL	AK	[X] AZ	AR	[X] CA	[X] CO	[X] CT	DE	[X] DC	[X] FL	[X] GA	HI	ID
[X] IL	IN	IA	KS	KY	[X] LA	ME	[X] MD	[X] MA	[X] MI	MN	[X] MS	MO
MT	NE	NV	NH	[X] NJ	NM	[X] NY	[X] NC	ND	[X] OH	[X] OK	OR	[X] PA
RI	[X] SC	SD	[X] TN	[X] TX	UT	VT	[X] VA	[X] WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

CCH S20628 0630

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. *Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.*

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

1013 37th Avenue Court, #101, Greeley, CO 80634

Name of Associated Broker or Dealer

Elite Investment, LLC

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☐ AL	☐ AK	☒ AZ	☐ AR	☒ CA	☒ CO	☐ CT	☒ DE	☐ DC	☒ FL	☒ GA	☐ HI	☒ ID
☒ IL	☐ IN	☒ IA	☒ KS	☒ KY	☐ LA	☒ ME	☒ MD	☒ MA	☒ MI	☒ MN	☒ MS	☐ MO
☒ MT	☒ NE	☒ NV	☐ NH	☐ NJ	☐ NM	☒ NY	☐ NC	☒ ND	☐ OH	☒ OK	☒ OR	☒ PA
☐ RI	☒ SC	☒ SD	☐ TN	☐ TX	☒ UT	☐ VT	☒ VA	☒ WA	☐ WV	☐ WI	☒ WY	☐ PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

1385 West State Road, 434, Longwood, FL 32750

Name of Associated Broker or Dealer

Empire Financial Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

☐ AL	☐ AK	☐ AZ	☐ AR	☐ CA	☐ CO	☐ CT	☐ DE	☐ DC	☐ FL	☐ GA	☐ HI	☐ ID
☐ IL	☐ IN	☐ IA	☐ KS	☐ KY	☐ LA	☐ ME	☐ MD	☐ MA	☐ MI	☐ MN	☐ MS	☐ MO
☐ MT	☐ NE	☐ NV	☐ NH	☐ NJ	☐ NM	☐ NY	☐ NC	☐ ND	☐ OH	☐ OK	☐ OR	☐ PA
☐ RI	☐ SC	☐ SD	☐ TN	☐ TX	☐ UT	☐ VT	☐ VA	☐ WA	☐ WV	☐ WI	☐ WY	☐ PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

23736 Birtcher Drive, Lake Forest, CA 92630

Name of Associated Broker or Dealer

Equitrade Securities

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☐ AL	☒ AK	☒ AZ	☒ AR	☒ CA	☒ CO	☒ CT	☒ DE	☒ DC	☒ FL	☒ GA	☐ HI	☒ ID
☒ IL	☒ IN	☒ IA	☒ KS	☒ KY	☒ LA	☒ ME	☒ MD	☒ MA	☒ MI	☒ MN	☒ MS	☐ MO
☒ MT	☒ NE	☒ NV	☐ NH	☒ NJ	☐ NM	☒ NY	☒ NC	☒ ND	☒ OH	☒ OK	☒ OR	☒ PA
☒ RI	☒ SC	☒ SD	☒ TN	☒ TX	☒ UT	☒ VT	☒ VA	☒ WA	☒ WV	☐ WI	☒ WY	☐ PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

2663 Townsgate Road, Westlake Village, CA 91361

Name of Associated Broker or Dealer

Financial West Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

2361 Campus Drive, Suite 210, Irvine, CA 92612

Name of Associated Broker or Dealer

First Securities USA, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☒ AL	☒ AK	☒ AZ	☒ AR	☒ CA	☒ CO	☒ CT	☒ DE	DC	☒ FL	☒ GA	☒ HI	☒ ID
☒ IL	☒ IN	☒ IA	☒ KS	☒ KY	☒ LA	ME	☒ MD	☒ MA	☒ MI	MN	☒ MS	☒ MO
MT	☒ NE	☒ NV	NH	☒ NJ	☒ NM	☒ NY	☒ NC	ND	☒ OH	☒ OK	☒ OR	☒ PA
RI	☒ SC	SD	☒ TN	☒ TX	☒ UT	VT	☒ VA	☒ WA	☒ WV	☒ WI	☒ WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

17500 Blondo Street, Suite 400, Omaha, NE 68116

Name of Associated Broker or Dealer

Freedom Financial, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☒ AL	☒ AK	☒ AZ	☒ AR	☒ CA	☒ CO	☒ CT	☒ DE	☒ DC	☒ FL	☒ GA	HI	☒ ID
☒ IL	☒ IN	☒ IA	☒ KS	☒ KY	☒ LA	☒ ME	☒ MD	☒ MA	☒ MI	☒ MN	☒ MS	☒ MO
☒ MT	☒ NE	☒ NV	☒ NH	☒ NJ	☒ NM	☒ NY	☒ NC	☒ ND	☒ OH	☒ OK	☒ OR	☒ PA
☒ RI	☒ SC	☒ SD	☒ TN	☒ TX	☒ UT	☒ VT	☒ VA	☒ WA	☒ WV	☒ WI	☒ WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[X]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

558 B Street, Second Floor, Santa Rosa, CA 95401-5274

Name of Associated Broker or Dealer

GBS Financial Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

AL	AK	[X] AZ	[X] AR	[X] CA	[X] CO	CT	DE	DC	[X] FL	GA	[X] HI	[X] ID
IL	IN	IA	[X] KS	KY	LA	ME	MD	MA	MI	[X] MN	[X] MS	MO
MT	NE	[X] NV	NH	NJ	[X] NM	[X] NY	NC	ND	[X] OH	OK	[X] OR	PA
RI	SC	SD	TN	[X] TX	[X] UT	VT	VA	[X] WA	WV	WI	[X] WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

11350 Mccormick Road, Suite 901, Hunt Valley, MD 21031

Name of Associated Broker or Dealer

Global Brokerage Services, Inc,

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

AL	AK	[X] AZ	AR	[X] CA	CO	[X] CT	[X] DE	[X] DC	[X] FL	[X] GA	HI	[X] ID
[X] IL	[X] IN	[X] IA	KS	KY	[X] LA	ME	[X] MD	[X] MA	MI	[X] MN	MS	MO
MT	NE	[X] NV	[X] NH	[X] NJ	[X] NM	[X] NY	[X] NC	ND	OH	OK	OR	[X] PA
RI	[X] SC	SD	[X] TN	[X] TX	[X] UT	VT	[X] VA	[X] WA	WV	[X] WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

11140 Rockville Pike, 4th Floor, Rockville, MD 20852

Name of Associated Broker or Dealer

H. Beck, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [X] All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

CCH S20628 0630

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

2112 Century Park Lane, #415, Los Angeles, CA 90067

Name of Associated Broker or Dealer

Hagen Securities Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ ✓	AR	CA ✓	CO	CT	DE	DC	FL	GA	HI	ID
IL ✓	IN	IA	KS ✓	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV ✓	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT ✓	VT	VA	WA ✓	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

5303 E. Evans Avenue, Suite 201, Denver, CO 80222

Name of Associated Broker or Dealer

Harrison Douglas, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA ✓	CO ✓	CT	DE	DC	FL ✓	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV ✓	NH	NJ	NM	NY	NC	ND	OH ✓	OK ✓	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA ✓	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

2950 Northup Way, Suite 105, Bellevue, WA 98004

Name of Associated Broker or Dealer

Heritage Benefits Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA ✓	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Answer also in Appendix, Column 2, if filing under ULOE.	☐	☒
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

570 Carillon Parkway, St. Petersburg, FL 33716

Name of Associated Broker or Dealer

Intersecurities, Inc

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

1980 Dominion Way, Suite 202, Colorado Springs, CO 80918

Name of Associated Broker or Dealer

Intervest International Equities Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

230 Broadway East 203, Lynnfield, MA 01940

Name of Associated Broker or Dealer

Investors Capital Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

110 Bank Street, Suffolk, VA 23434

Name of Associated Broker or Dealer

Investors Security Company, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

112 East Iron Ave., Salina, KS 67401

Name of Associated Broker or Dealer

Iron Street Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	[x] CA	[x] CO	CT	DE	DC	[x] FL	GA	HI	ID
IL	IN	[x] IA	[x] KS	[x] KY	LA	ME	MD	MA	[x] MI	[x] MN	MS	[x] MO
MT	[x] NE	NV	NH	NJ	NM	[x] NY	NC	[x] ND	[x] OH	[x] OK	OR	PA
RI	SC	SD	TN	[x] TX	[x] UT	VT	VA	WA	WV	WI	[x] WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

13902 N. Dale Mabry Highway, Suite 103, Tampa, FL 33618

Name of Associated Broker or Dealer

Jonathan Roberts Financial Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[x] AL	[x] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	DE	DC	[x] FL	[x] GA	HI	[x] ID
[x] IL	[x] IN	IA	KS	KY	[x] LA	ME	[x] MD	MA	[x] MI	MN	MS	[x] MO
[x] MT	[x] NE	[x] NV	NH	NJ	[x] NM	[x] NY	[x] NC	ND	[x] OH	[x] OK	[x] OR	[x] PA
RI	[x] SC	SD	TN	[x] TX	[x] UT	VT	[x] VA	[x] WA	WV	[x] WI	[x] WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

1450 Est Long Lake Rd, Suite 150, Troy, MI 48098

Name of Associated Broker or Dealer

Leonard & Company

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ ✓	AR	CA ✓	CO ✓	CT ✓	DE	DC ✓	FL ✓	GA ✓	HI ✓	ID ✓
IL ✓	IN ✓	IA	KS ✓	KY ✓	LA	ME	MD ✓	MA ✓	MI ✓	MN ✓	MS ✓	MO
MT ✓	NE	NV	NH	NJ ✓	NM	NY ✓	NC ✓	ND	OH ✓	OK	OR ✓	PA ✓
RI ✓	SC ✓	SD	TN ✓	TX	UT	VT	VA ✓	WA ✓	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

One Beacon Street, 22nd Floor, Boston, MA 02108-3103

Name of Associated Broker or Dealer

LINSCO/Private Ledger Corp

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

20610 Harper Avenue, Harper Woods, MI 48225

Name of Associated Broker or Dealer

Magellan Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA	CO ✓	CT	DE	DC	FL ✓	GA	HI	ID
IL	IN	IA	KS	KY ✓	LA	ME	MD ✓	MA	MI ✓	MN ✓	MS	MO
MT	NE	NV	NH	NJ ✓	NM	NY	NC	ND	OH ✓	OK	OR	PA
RI	SC ✓	SD	TN	TX ✓	UT	VT	VA ✓	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

1740 Broadway M.D. 9-17, New York, NY 10019

Name of Associated Broker or Dealer

MONY Securities Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

401 Wilshire Blvd, Suite 1100, Santa Monica, CA 90401

Name of Associated Broker or Dealer

National Planning Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

4000 River Ridge Drive, NE, Cedar Rapids, IA 52402

Name of Associated Broker or Dealer

Nations Financial Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[x]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[x]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

1675 Larimer Street, Suite 300, Denver, CO 80202

Name of Associated Broker or Dealer

Neidiger, Tucker, Bruner, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [x] All States

[ ] AL	[ ] AK	[ ] AZ	[ ] AR	[ ] CA	[ ] CO	[ ] CT	[ ] DE	[ ] DC	[ ] FL	[ ] GA	[ ] HI	[ ] ID
[ ] IL	[ ] IN	[ ] IA	[ ] KS	[ ] KY	[ ] LA	[ ] ME	[ ] MD	[ ] MA	[ ] MI	[ ] MN	[ ] MS	[ ] MO
[ ] MT	[ ] NE	[ ] NV	[ ] NH	[ ] NJ	[ ] NM	[ ] NY	[ ] NC	[ ] ND	[ ] OH	[ ] OK	[ ] OR	[ ] PA
[ ] RI	[ ] SC	[ ] SD	[ ] TN	[ ] TX	[ ] UT	[ ] VT	[ ] VA	[ ] WA	[ ] WV	[ ] WI	[ ] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

2500 Wilcrest Drive, Suite 620, Houston, TX 77042-2757

Name of Associated Broker or Dealer

Next Financial Group

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[x] AL	[x] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[x] DE	[x] DC	[x] FL	[x] GA	[x] HI	[x] ID
[x] IL	[x] IN	[x] IA	[x] KS	[x] KY	[x] LA	[x] ME	[x] MD	[x] MA	[x] MI	[x] MN	[x] MS	[x] MO
[ ] MT	[x] NE	[x] NV	[x] NH	[x] NJ	[x] NM	[x] NY	[x] NC	[x] ND	[x] OH	[x] OK	[x] OR	[x] PA
[x] RI	[x] SC	[x] SD	[x] TN	[x] TX	[x] UT	[x] VT	[x] VA	[x] WA	[x] WV	[x] WI	[x] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

1551 N. Tustin Avenue, Suite 650, Santa Ana, CA 92705

Name of Associated Broker or Dealer

NNN Capital Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[x] AL	[ ] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[x] DE	[x] DC	[x] FL	[x] GA	[x] HI	[ ] ID
[x] IL	[ ] IN	[x] IA	[x] KS	[x] KY	[x] LA	[x] ME	[x] MD	[x] MA	[ ] MI	[x] MN	[x] MS	[x] MO
[ ] MT	[x] NE	[x] NV	[x] NH	[x] NJ	[x] NM	[ ] NY	[x] NC	[x] ND	[x] OH	[x] OK	[x] OR	[x] PA
[x] RI	[x] SC	[x] SD	[x] TN	[x] TX	[x] UT	[ ] VT	[x] VA	[x] WA	[x] WV	[x] WI	[x] WY	[ ] PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

333 Earle Ovington Blvd, Suite 706, Mitchel Field, NY 11553

Name of Associated Broker or Dealer

Northeast Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

☐ AL	☐ AK	☐ AZ	☐ AR	☐ CA	☐ CO	☐ CT	☐ DE	☐ DC	☐ FL	☐ GA	☐ HI	☐ ID
☐ IL	☐ IN	☐ IA	☐ KS	☐ KY	☐ LA	☐ ME	☐ MD	☐ MA	☐ MI	☐ MN	☐ MS	☐ MO
☐ MT	☐ NE	☐ NV	☐ NH	☐ NJ	☐ NM	☐ NY	☐ NC	☐ ND	☐ OH	☐ OK	☐ OR	☐ PA
☐ RI	☐ SC	☐ SD	☐ TN	☐ TX	☐ UT	☐ VT	☐ VA	☐ WA	☐ WV	☐ WI	☐ WY	☐ PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

One Financial Way, Cincinnati, OH 45242

Name of Associated Broker or Dealer

O.N. Equity Sales Company (The)

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☑ AL	☑ AK	☑ AZ	☑ AR	☑ CA	☑ CO	☑ CT	☑ DE	☑ DC	☑ FL	☑ GA	☐ HI	☑ ID
☑ IL	☑ IN	☑ IA	☑ KS	☑ KY	☑ LA	☑ ME	☑ MD	☑ MA	☑ MI	☑ MN	☑ MS	☑ MO
☑ MT	☑ NE	☑ NV	☑ NH	☑ NJ	☐ NM	☑ NY	☑ NC	☑ ND	☑ OH	☑ OK	☑ OR	☑ PA
☑ RI	☑ SC	☑ SD	☑ TN	☑ TX	☑ UT	☑ VT	☑ VA	☑ WA	☑ WV	☑ WI	☑ WY	☐ PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

P.O. Box 1984, Indianapolis, IN 46206-1984

Name of Associated Broker or Dealer

One America Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☐ AL	☑ AK	☑ AZ	☑ AR	☑ CA	☑ CO	☑ CT	☑ DE	☑ DC	☑ FL	☑ GA	☑ HI	☑ ID
☑ IL	☑ IN	☑ IA	☑ KS	☑ KY	☑ LA	☑ ME	☑ MD	☑ MA	☑ MI	☑ MN	☑ MS	☑ MO
☑ MT	☑ NE	☑ NV	☑ NH	☑ NJ	☑ NM	☑ NY	☑ NC	☑ ND	☑ OH	☑ OK	☑ OR	☑ PA
☑ RI	☐ SC	☑ SD	☑ TN	☑ TX	☑ UT	☑ VT	☑ VA	☑ WA	☑ WV	☑ WI	☑ WY	☐ PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

601 Poydras Street, Suite 2600, New Orleans, LA 70130

Name of Associated Broker or Dealer

Pan-American Financial Advisers

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

11 Raymond Avenue, Poughkeepsie, NY 12603

Name of Associated Broker or Dealer

Prime Capital Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

4650 SW Mcadam Avenue, Suite 400, Portland, OR 97201

Name of Associated Broker or Dealer

Private Consulting Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

CCH S20628 0630

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

2801 Highway 280 South, Birmingham, AL 35223

Name of Associated Broker or Dealer

Proequities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

One Valmont Plaza, 4th Floor, Omaha, NE 68154

Name of Associated Broker or Dealer

Qa3 Financial Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

8080 Madison Ave., Suite 102a, Fair Oaks, CA 95628

Name of Associated Broker or Dealer

Quest Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

AL	AK	✓ AZ	AR	✓ CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	✓ NV	NH	NJ	NM	✓ NY	NC	ND	OH	OK	✓ OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[X]
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$ 12,500.00	
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[X]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

655 Fairfield Court, Suite 200, Ann Arbor, MI 48108

Name of Associated Broker or Dealer

Questar Capital Corporation

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [X] All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

200 9th Avenue North, Suite 200, Safety Harbor, FL 34695

Name of Associated Broker or Dealer

Rogan, Rosenberg & Associates, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

AL	[X] AK	AZ	AR	[X] CA	CO	CT	DE	DC	[X] FL	GA	HI	ID
[X] IL	IN	IA	KS	KY	LA	ME	MD	MA	[X] MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	[X] NY	NC	ND	[X] OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

13355 Noel Road, Suite 300, Dallas, TX 75240

Name of Associated Broker or Dealer

Rushmore Securities Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	[X] IN	IA	KS	KY	LA	ME	MD	MA	[X] MI	MN	MS	MO
MT	[X] NE	[X] NV	NH	NJ	NM	[X] NY	[X] NC	ND	OH	OK	OR	PA
RI	[X] SC	SD	TN	[X] TX	UT	[X] VT	VA	WA	WV	WI	[X] WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

1621 Jefferson Road, Rochester, NY 14623

Name of Associated Broker or Dealer

Sage, Rutty & Co., Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL ✓	AK	AZ ✓	AR ✓	CA ✓	CO ✓	CT ✓	DE ✓	DC ✓	FL ✓	GA ✓	HI	ID
IL ✓	IN ✓	IA	KS ✓	KY ✓	LA ✓	ME ✓	MD ✓	MA ✓	MI ✓	MN	MS ✓	MO
MT ✓	NE	NV ✓	NH	NJ ✓	NM	NY ✓	NC ✓	ND	OH ✓	OK	OR ✓	PA ✓
RI ✓	SC ✓	SD	TN	TX ✓	UT	VT ✓	VA ✓	WA ✓	WV	WI ✓	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

800 Shades Creek Pkwy, Suite 580, Birmingham, AL 35209

Name of Associated Broker or Dealer

Sal Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

10207 Technology Drive, Suite One, Knoxville, TN 37932

Name of Associated Broker or Dealer

Securities Service Network, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

5555 Grande Market Drive, Appleton, WI 54913

Name of Associated Broker or Dealer

SII Investments, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

3333 South Wadsworth Blvd., Suite 231, Lakewood, CO 80227

Name of Associated Broker or Dealer

Stephen A. Kohn & Associates, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

AL	AK	☒ AZ	☒ AR	☒ CA	☒ CO	☒ CT	DE	DC	☒ FL	☒ GA	HI	ID
☒ IL	IN	☒ IA	☒ KS	KY	LA	ME	☒ MD	☒ MA	☒ MI	☒ MN	MS	MO
☒ MT	NE	☒ NV	NH	☒ NJ	☒ NM	☒ NY	☒ NC	ND	☒ OH	☒ OK	☒ OR	PA
RI	SC	SD	TN	☒ TX	UT	VT	VA	☒ WA	WV	☒ WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

286 107th Avenue, Treasure Island, FL 33706

Name of Associated Broker or Dealer

Sterling Enterprises Group, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

☒ AL	AK	AZ	☒ AR	☒ CA	☒ CO	CT	DE	DC	☒ FL	☒ GA	HI	ID
IL	☒ IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	☒ MO
MT	NE	NV	NH	NJ	NM	☒ NY	NC	ND	OH	☒ OK	OR	☒ PA
RI	SC	SD	☒ TN	☒ TX	UT	VT	☒ VA	WA	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	[ ]	[x]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	[x]	[ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

980 N. Federal Highway, Suite 310, Boca Raton, FL 33432

Name of Associated Broker or Dealer

Summit Brokerage Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[x] AL	[x] AK	[x] AZ	[x] AR	[x] CA	[x] CO	[x] CT	[x] DE	[x] DC	[x] FL	[x] GA	[x] HI	[x] ID
[x] IL	[x] IN	[x] IA	[x] KS	[x] KY	[x] LA	[ ] ME	[x] MD	[x] MA	[x] MI	[x] MN	[x] MS	[x] MO
[x] MT	[x] NE	[x] NV	[ ] NH	[x] NJ	[x] NM	[x] NY	[x] NC	[ ] ND	[x] OH	[x] OK	[x] OR	[x] PA
[x] RI	[x] SC	[x] SD	[x] TN	[x] TX	[x] UT	[ ] VT	[x] VA	[x] WA	[x] WV	[x] WI	[x] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

3520 Broadway, Kansas City, MO 64111

Name of Associated Broker or Dealer

Sunset Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [x] All States

[ ] AL	[ ] AK	[ ] AZ	[ ] AR	[ ] CA	[ ] CO	[ ] CT	[ ] DE	[ ] DC	[ ] FL	[ ] GA	[ ] HI	[ ] ID
[ ] IL	[ ] IN	[ ] IA	[ ] KS	[ ] KY	[ ] LA	[ ] ME	[ ] MD	[ ] MA	[ ] MI	[ ] MN	[ ] MS	[ ] MO
[ ] MT	[ ] NE	[ ] NV	[ ] NH	[ ] NJ	[ ] NM	[ ] NY	[ ] NC	[ ] ND	[ ] OH	[ ] OK	[ ] OR	[ ] PA
[ ] RI	[ ] SC	[ ] SD	[ ] TN	[ ] TX	[ ] UT	[ ] VT	[ ] VA	[ ] WA	[ ] WV	[ ] WI	[ ] WY	[ ] PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

2180 St Rd 434 W, Sanlando Ctr, Suite 1150, Longwood, FL 32779

Name of Associated Broker or Dealer

Transam Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) [ ] All States

[x] AL	[ ] AK	[x] AZ	[ ] AR	[x] CA	[x] CO	[x] CT	[x] DE	[ ] DC	[x] FL	[x] GA	[ ] HI	[ ] ID
[x] IL	[x] IN	[ ] IA	[x] KS	[ ] KY	[ ] LA	[ ] ME	[ ] MD	[x] MA	[x] MI	[x] MN	[ ] MS	[ ] MO
[ ] MT	[ ] NE	[ ] NV	[ ] NH	[x] NJ	[ ] NM	[x] NY	[x] NC	[ ] ND	[x] OH	[ ] OK	[ ] OR	[ ] PA
[ ] RI	[x] SC	[ ] SD	[x] TN	[x] TX	[ ] UT	[ ] VT	[x] VA	[ ] WA	[ ] WV	[ ] WI	[ ] WY	[ ] PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

3500 Parkway Lane, Suite 220, Norcross, GA 30092

Name of Associated Broker or Dealer

Triad Advisors, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL ✓	AK ✓	AZ ✓	AR ✓	CA ✓	CO ✓	CT ✓	DE ✓	DC ✓	FL ✓	GA ✓	HI ✓	ID ✓
IL ✓	IN ✓	IA ✓	KS ✓	KY ✓	LA ✓	ME ✓	MD ✓	MA ✓	MI ✓	MN ✓	MS ✓	MO ✓
MT ✓	NE ✓	NV ✓	NH ✓	NJ ✓	NM ✓	NY ✓	NC ✓	ND	OH ✓	OK ✓	OR ✓	PA ✓
RI ✓	SC ✓	SD ✓	TN ✓	TX ✓	UT ✓	VT ✓	VA ✓	WA ✓	WV ✓	WI ✓	WY ✓	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

1740 Broadway, M.D. 9-14, New York, NY 10019

Name of Associated Broker or Dealer

Trusted Securities Advisors Corp.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL ✓	AK ✓	AZ ✓	AR ✓	CA ✓	CO ✓	CT ✓	DE ✓	DC ✓	FL ✓	GA ✓	HI	ID ✓
IL ✓	IN ✓	IA ✓	KS ✓	KY ✓	LA ✓	ME ✓	MD ✓	MA ✓	MI ✓	MN ✓	MS ✓	MO ✓
MT ✓	NE ✓	NV ✓	NH ✓	NJ ✓	NM ✓	NY ✓	NC ✓	ND ✓	OH ✓	OK ✓	OR ✓	PA ✓
RI ✓	SC ✓	SD ✓	TN ✓	TX ✓	UT ✓	VT ✓	VA ✓	WA ✓	WV ✓	WI ✓	WY ✓	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

P.O. Box 3333, Meridian, ID 83680-3333

Name of Associated Broker or Dealer

United Heritage Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK ✓	AZ ✓	AR ✓	CA ✓	CO ✓	CT	DE	DC	FL	GA	HI	ID ✓
IL	IN	IA ✓	KS ✓	KY	LA ✓	ME	MD	MA	MI	MN ✓	MS	MO ✓
MT ✓	NE ✓	NV ✓	NH	NJ	NM ✓	NY	NC	ND ✓	OH	OK ✓	OR ✓	PA
RI	SC	SD ✓	TN	TX ✓	UT ✓	VT	VA	WA ✓	WV	WI	WY ✓	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ 12,500.00

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

8620 W. 110th Street, Suite 200, Overland Park, KS 66210

Name of Associated Broker or Dealer

VSR Financial Services, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

700 Market Street, St. Louis, MO 63101

Name of Associated Broker or Dealer

Walnut Street Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☒ All States

AL	AK	AZ	AR	CA	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV	NH	NJ	NM	NY	NC	ND	OH	OK	OR	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA	WV	WI	WY	PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

477 Pacific Avenue, 2nd Floor, San Francisco, CA 94133

Name of Associated Broker or Dealer

Whitehall-Parker Securities, Inc.

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

AL	AK	AZ	AR	CA ✓	CO	CT	DE	DC	FL	GA	HI	ID
IL	IN	IA	KS	KY	LA	ME	MD	MA	MI	MN	MS	MO
MT	NE	NV ✓	NH	NJ	NM	NY	NC	ND	OH	OK	OR ✓	PA
RI	SC	SD	TN	TX	UT	VT	VA	WA ✓	WV	WI	WY	PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$ 20,604,000.00	$ 0.00
Other (Specify ______)	$	$
Total	$ 20,604,000.00	$ 0.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$ 0.00
Non-accredited Investors	0	$ 0.00
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0.00
Printing and Engraving Costs	☒	$ 25,000.00
Legal Fees	☒	$ 25,000.00
Accounting Fees	☒	$ 2,000.00
Engineering Fees	☒	$ 4,000.00
Sales Commissions (specify finders' fees separately)	☒	$ 2,781,540.00
Other Expenses (identify) state filing fees, travel, postage, telephone, salaries, etc.	☒	$ 419,000.00
Total	☒	$ 3,256,540.00 (1)

(1) The Managing General Partner will pay all of these expenses.

CCH S20629 0630

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C—Question 1 and total expenses furnished in response to Part C—Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... See footnote to Part C, Question 4a. .... $ 20,604,000.00

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C—Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments to Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☐ $
Working capital	☐ $	☐ $
Other (specify): Drilling and completing natural gas and oil wells	☒ $ 20,604,000.00	☐ $
	☐ $	☐ $
Column Totals	☒ $ 20,604,000.00	☐ $
Total Payments Listed (column totals added)	☒ $ 20,604,000.00	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Atlas America Series 24-2003(B) Ltd.	*Karen A. Black*	5/30/03
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Karen A. Black	VP-Partnership Administration, Atlas Resources, Inc., Managing General Partner	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)